CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Limited Partners		Redemption-Exchange Units held by Brookfield Asset Management Inc.		Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners		Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.		Retained earnings Special Limited Partners	Ownership Change Limited Partners	[2]	Ownership Change Redemption-Exchange Units held by Brookfield Asset Management Inc.		Accumulated other comprehensive income (loss) Limited Partners	[1]	Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc.	[1]	Capital	Interest of Others in Operating Subsidiaries
Beginning balance at Dec. 31, 2016		$ 4,038		$ 1,206		$ 1,280		$ 1,345	$ 1,474	$ 2		$ 3		$ 0					$ (141)		$ (197)		$ 15	$ 1,537
Net income (loss)		215		(58)		(60)				(58)		(60)		142										191
Other comprehensive income (loss)		109		29		32													29		32			48
Comprehensive income (loss)		324		(29)		(28)				(58)		(60)		142					29		32			239
Contributions		5																						5
Distributions	[2]	(561)		(15)		(16)				(15)		(16)		(142)										(388)
Acquisition of interest	[3]	1,639																						1,639
Unit issuance net of repurchases	[2]	621		421		200		421	200
Other		(2)		2		2				2		2												(6)
Ending balance at Dec. 31, 2017		6,064		1,585		1,438		1,766	1,674	(69)		(71)		0	$ 0		$ 0		(112)		(165)		15	3,026
Net income (loss)		1,203		74		70				74		70		278										781
Other comprehensive income (loss)		(388)		(73)		(69)													(73)		(69)			(246)
Comprehensive income (loss)		815		1		1				74		70		$ 278					(73)		(69)			535
Contributions		85																						85
Distributions	[2]	(2,680)		(16)		(16)				(16)		(16)												(2,370)
Acquisition of interest	[3]	705																						705
Ownership changes		1,780	[4]	111	[3]	105	[4]			(93)	[4]	(89)	[4]		205	[4]	195	[2],[4]	(1)	[4]	(1)	[4]		1,564	[4]
Ending balance at Dec. 31, 2018		6,494		1,548		1,400		1,766	1,674	(237)		(234)			205		195	[2]	(186)		(235)		15	3,531
Net income (loss)		434		43		45				43		45												346
Other comprehensive income (loss)		(198)		(32)		(29)													(32)		(29)			(137)
Comprehensive income (loss)		236		11		16				43		45							(32)		(29)			209
Contributions		235																						235
Distributions		(1,713)		(18)		(17)				(18)		(17)												(1,678)
Acquisition of interest	[3]	5,405																						5,405
Ownership changes	[4]	(419)		10		12				(5)		(3)			15		15	[2]						(441)
Unit issuance net of repurchases	[2]	815		565		250		565	250
Ending balance at Dec. 31, 2019		$ 11,053		$ 2,116		$ 1,661		$ 2,331	$ 1,924	$ (217)		$ (209)			$ 220		$ 210	[2]	$ (218)		$ (264)		$ 15	$ 7,261

[1]	See Note 21 for additional information.
[2]	See Note 20 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.
[3]	See Note 3 for additional information.
[4]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.